Related Party Disclosures	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Related Party Disclosures
23.
Related party disclosures

A. Related parties

Details of transactions and balances with related parties are as follows:

June 30, 2024
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	—	—	—	—
Statement of financial position
Accounts receivables and accounts payables	—	—	—	—

	December 31, 2023
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of financial position
Accounts receivables and accounts payables	369	—	—	369

June 30, 2023
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	—	—	—	—

Only revenues from shareholders holding a minimal interest in the Group of 50% has been disclosed as a related party transaction in accordance with IAS 24 definitions.

In connection with the June 2023 private placement of Class A Shares, Enric Asuncion Escorsa purchased 387,597 Class A Shares, Orilla Asset Management, S.L. purchased 7,751,938 Class A Shares, AM Gestio, S.L. purchased 1,937,985 Class A Shares, Consilium, S.L. purchased 6,429,330 Class A Shares, Anangu Corp, S.L. purchased 387,597 Class A Shares and Black Label Equity I SCR, S.A. purchased 1,937,985 Class A Shares, in each case, at price of $2.58 per share.

In connection with the December 2023 private placement of Class A Shares, Enric Asuncion Escorsa purchased 65,574 Class A

Shares, Orilla Asset Management, S.L. purchased 327,869 Class A Shares and Inversiones Financieras Perseo, S.L. purchased 98,361 Class A Shares, in each case, at price of $3.05 per share.

B. Remuneration of Directors and Key Management

The remuneration expenses recorded for the members of the Board of Directors for the six months ended on June 30, 2024 and 2023 are as follows:

(In thousand Euros)	June 30, 2024	June 30, 2023
Short-term benefits	340	282
Non-executive directors remuneration	246	180
Share-based payment plan	—	300
Total	586	762

Details of the remuneration expenses recorded for the Company’s senior management (excluding the executive members of the Board of Directors) are as follows:

(In thousand Euros)	June 30, 2024	June 30, 2023
Short-term benefits	951	1,118
Termination benefits	390	14
Share-based payment plan expenses	596	1,282
Total	1,937	2,414

No expenses for post-employment benefits were incurred during the six months ended June 30, 2024 and the six months ended June 30, 2023. As of June 30, 2024 and 2023, the Group had no pension or life insurance obligations with members of senior management.

As of June 30, 2024 and 2023, no advances or loans had been granted to members of senior management, nor had the Company extended any guarantees on their behalf.

During the six months ended June 30, 2024, public liability insurance premiums of Euros 310 thousand, as compared to Euros 534 thousand in the six months ended June 30, 2023 had been incurred to be covered for damages or losses that may be incurred by members of the Board of Directors in the performance of their duties. These insurance premiums do however not form part of the remuneration of the members of the Board of Directors and have therefore not been included in the table above.